SCHEDULE I (STATEMENT OF OPERATIONS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (25,246,986)	$ (30,010,529)	$ (75,874,984)
Total operating expenses	(41,585,258)	(52,449,245)	(104,539,712)
Loss from operations	(30,963,339)	(37,237,256)	(105,732,514)
Interest expense	(27,918,904)	(28,805,652)	(28,838,328)
Interest income	5,606,718	6,586,276	6,154,813
Other income (expense), net	(2,605,310)	8,974,787	11,486,938
Net loss	(56,096,366)	(50,609,081)	(133,580,664)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,659,482)	(1,367,729)	(1,982,550)
Total operating expenses	(1,659,482)	(1,367,729)	(1,982,550)
Loss from operations	(1,659,482)	(1,367,729)	(1,982,550)
Interest expense	(8,743)	(67,583)	(1,426,848)
Interest income	1,272,607	1,568,461	929,636
Equity in losses of subsidiaries	(56,215,596)	(50,695,469)	(141,703,447)
Other income (expense), net	115,985	(46,761)	10,602,545
Net loss	$ (56,495,229)	$ (50,609,081)	$ (133,580,664)